Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

12. Share-based compensation

To reward the efforts of employees, officers, directors, and certain consultants, and to promote the Company’s growth and development, the Board may approve, upon occasion, various share-based awards.

The Plan was originally approved on May 20, 2021, and was subsequently modified, in June 2023, to extend the final deadline for the issuance of the ordinary shares until December 31, 2035, to allow that all stock options granted during the term of the Plan could provide for an exercise period of 10 years starting from the date of grant.

In April 2022, the Company’s board of directors, as administrator of the Plan, awarded a nonqualified stock option (“NSO”) on 147,783 shares to its (former) Chairman according to the terms of a Sub-Plan called “2021-2025 Chairman Sub-Plan” (the “Sub-Plan”) attached to the Plan. The exercise price of the NSO was €6.38 per share, as pre-determined in the Sub-Plan. The NSO was fully vested upon grant and carried a two (2) year exercise term, therefore the options expired on April 2024 unexercised, and were returned to the stock options pool.

In July 2022, the Company’s board of directors, as administrator of the Plan, awarded NSOs on 392,740 shares to certain of the Company’s directors, officers and employees. The director NSOs vested monthly over a one-year period with a 10-year term. The officer and employee NSOs vested monthly over a four (4) year period with a 10-year term; however, the vesting of the officer NSOs were adjusted based on hire date per their employment contracts. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $4.76 per share.

At December 31, 2022, there were 540,523 granted stock options and 1,281,162 stock options remaining available for grant.

In March 2023, the Board, as administrator of the Plan, awarded NSOs on 46,400 shares to the Company’s directors. The NSOs vested monthly over a one (1) year period with a 10-year term. All NSOs were priced based on a 30-day volume weighted average formula, adjusted by Black-Scholes, which was determined to be $5.62 per share.

At December 31, 2023, there were 586,923 granted stock options and 1,234,772 stock options remaining available for grant.

In July 2024, the Company’s board of directors, as administrator of the Plan, awarded NSOs on 587,650 shares to certain of the Company’s officers and employees. The NSOs vested monthly over a three-year period with a 10-year term, expiring on July 1, 2034. A cliff vesting period is provided for those employees with less than one (1) year of service at the time of grant, until the first anniversary of employment is completed. The exercise price of the NSOs is $3.083 per share, corresponding to the market price at the date of grant. In addition, each new Board member received equity compensation in the form of an initial stock option equity grant of $50,000 (based on the Black Scholes model) that vest immediately but are held for distribution for one year.

In the second half of 2024, two employees and a consultant left the Company. As per the applicable rules, the options already granted to the aforementioned employees and consultant, but not yet vested as of the termination date of their respective employment or consultancy contracts, have been returned to the stock option pool for a total of 56,482. Combined with those already returned to the pool on April 2024, a total of 204,265 options were returned to the pool in 2024.

At December 31, 2024, there were 970,308 granted stock options and 858,678 stock options remaining available for grant.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding as of January 1, 2022	-	-	-	-
Granted	540,523	€4.99	7.3	€-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2022	540,523	€4.99	7.3	€272,480
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988
Outstanding, expected to vest as of December 31, 2022	303,394	€4.67	9.55	€210,492

Outstanding as of January 1, 2023	540,523	€4.99	7.3	€272,480
Granted	46,400	5.30	9.17	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2023	586,923	€4.84	6.53	€67,596
Exercisable as of December 31, 2023	382,785	€5.11	5.44	€33,796
Outstanding, expected to vest as of December 31, 2023	204,138	€4.34	8.58	€33,800

Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	587,650	2.87	9.50	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(204,265)	5.94	-	-
Outstanding as of December 31, 2024	970,308	€3.65	8.75	€706,366
Exercisable as of December 31, 2024	514,210	€4.13	8.23	€199,667
Outstanding, expected to vest as of December 31, 2024	456,098	€3.10	9.33	€506,699

The Company calculates the fair value of stock option awards granted to employees and non-employees using the Black-Scholes option-pricing method. If the Company determines that other methods are more reasonable, or other methods for calculating these assumptions are prescribed by regulators, the fair value calculated for the Company’s stock options could change significantly. Higher volatility and longer expected lives would result in an increase to share-based compensation expense to non-employees determined at the date of grant. Share-based compensation expense to non-employees affects the Company’s general and administrative expenses, and the Company’s research and development expenses, depending on the non-employee’s function.

The Company calculated the share compensation expense for the options granted by utilizing the Black Scholes method with the following inputs for each of the stock grants in March 2023, July 2022, and April 2022:

●	The option’s exercise price.
●	The option’s expected term.
●	The underlying share’s current price.
●	The underlying share’s expected price volatility during the option’s expected (or in certain cases, contractual) term, or in cases where calculated value is used, the historical volatility of an appropriate industry sector index.
●	The underlying shares’ expected dividends during the option’s expected (or in certain cases, contractual) term, except cases such as when dividend protection is provided; and
●	The risk-free interest rate during the option’s expected (or in certain cases, contractual) term.

The Company’s share-based compensation expense for the years ended December 31, 2024, 2023, and 2022 is represented by the following table:

	Year ended December 31
	2024	2023	2022
(in Euros)
Research & development expense	€116,532	€73,392	€35,164
Research & development expense - related party	39,800	-	-
General & administrative expense	436,877	505,828	486,962
General & administrative expense - related party	254,046	160,664	200,609
Total	€847,255	€739,884	€722,735
Unrecognized expense	€1,404,415	€907,683	€1,639,082

For the years ended December 31, 2024, 2023, and 2022, the Company recorded €847,255, €739,884, and €722,735, respectively, as the fair value of the stock options granted.

The amount of unrecognized expense at December 31, 2024, 2023, and 2022 was €1,404,415, €907,683, and €1,639,082 respectively.

The weighted average fair value of the options granted during the period ended December 31, 2024, 2023 and 2022 was €2.87, €5.30 and €4.99 per share respectively.